February 8, 2019	Mark C. Amorosi mark.amorosi@klgates.com T +1 202 778 9351

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 140 to the Registration Statement on Form N-1A (File Nos. 811-07953 and 333-17217)

Ladies and Gentlemen:

On behalf of EQ Advisors Trust (the “Trust”), transmitted herewith for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 140 to the Trust’s Registration Statement on Form N-1A (the “Post-Effective Amendment”) with respect to each series of the Trust, except as noted below1 (each, a “Portfolio” and together, the “Portfolios”). This transmission includes a conformed signature page, the manually signed original of which is maintained at the office of the Trust.

The Post-Effective Amendment includes three Prospectuses: the Master Prospectus for the Trust (the “Master Prospectus”); the Prospectus for the 1290 VT Portfolios (the “1290 VT Prospectus”); and the Prospectus for the Strategic Allocation Series Portfolios, the All Asset Growth-Alt 20 Portfolio and the EQ/Franklin Templeton Allocation Managed Volatility Portfolio (the “Fund-of-Funds Prospectus,” and with the Master Prospectus and the 1290 VT Prospectus, the “Prospectuses”) and a single Statement of Additional Information (the “SAI”).

The Master Prospectus has been updated (1) to include information regarding portfolio name, investment strategy, sub-adviser, portfolio manager, fee and expense changes for certain Portfolios; (2) to include the EQ/American Century Mid Cap Value Portfolio, EQ/Fidelity Institutional AMSM Large Cap Portfolio, EQ/Franklin Rising Dividends Portfolio, EQ/Franklin Strategic Income Portfolio, EQ/Goldman Sachs Mid Cap Value Portfolio, EQ/Invesco Global Real Estate Portfolio, EQ/Invesco International Growth Portfolio, EQ/Ivy Energy Portfolio,

[1]

The Post-Effective Amendment does not include the 1290 VT Moderate Growth Allocation Portfolio, EQ/American Century Moderate Growth Allocation Portfolio, EQ/AXA Investment Managers Moderate Allocation Portfolio, EQ/First Trust Moderate Growth Allocation Portfolio, EQ/Goldman Sachs Growth Allocation Portfolio, EQ/Invesco Moderate Growth Allocation Portfolio, and EQ/Legg Mason Growth Allocation Portfolio, which are included in a separate prospectus and statement of additional information as part of Post-Effective Amendment No. 138 to the Trust’s Registration Statement filed on December 20, 2018.

K&L GATES LLP

1601 K STREET NW WASHINGTON DC 20006-1600

T +1 202 778 9000 F +1 202 778 9100 klgates.com

Page 2 February 8, 2019

EQ/Ivy Mid Cap Growth Portfolio, EQ/Ivy Science and Technology Portfolio, EQ/Lazard Emerging Markets Equity Portfolio, EQ/MFS International Value Portfolio, EQ/MFS Technology Portfolio, EQ/MFS Utilities Series Portfolio, EQ/PIMCO Real Return Portfolio, EQ/PIMCO Total Return Portfolio, and EQ/T. Rowe Price Health Sciences Portfolio (collectively, the “New Portfolios”), which commenced operations on October 22, 2018, and were previously included in a separate prospectus; and (3) to include information related to anticipated changes to the indirect ownership of the Portfolios’ adviser and certain of the adviser’s affiliated investment advisers. This update includes information regarding the organizational structure of the Portfolios’ adviser, and the status of the Sell-Down Plan, as described in the Trust’s proxy statements dated September 21, 2018 with regard to the Portfolios and January 22, 2019 with regard to the New Portfolios, relating to the Special Meetings of Shareholders of the Trust held on October 25, 2018 and to be held on March 1, 2019, respectively. The Portfolios in the Master Prospectus that changed their sub-advisers are shown below. The Portfolios in the Master Prospectus that changed their investment strategies are the EQ/International Value Managed Volatility Portfolio and EQ/ClearBridge Select Equity Managed Volatility Portfolio.

Portfolio	Former Sub-Adviser	New Sub-Adviser
EQ/International Value Managed Volatility Portfolio	Northern Cross, LLC	Harris Associates LP

EQ/ClearBridge Select Equity Managed Volatility Portfolio	Franklin Mutual Advisers, LLC	ClearBridge Investments, LLC

EQ/Large Cap Value Index Portfolio	SSGA Funds Management, Inc.	AllianceBernstein L.P.

EQ/Mid Cap Index Portfolio	SSGA Funds Management, Inc.	AllianceBernstein L.P.

Multimanager Technology Portfolio	SSGA Funds Management, Inc.	AllianceBernstein L.P.

EQ/Franklin Small Cap Value Managed Volatility Portfolio	Franklin Advisory Services, LLC	Franklin Mutual Advisers, LLC (The Portfolio retained the same portfolio managers, who transitioned to an affiliated entity.)

The 1290 VT Prospectus has been updated to make certain non-material changes, including updates (1) to include information regarding portfolio manager and fee changes for certain Portfolios; and (2) to include information related to anticipated changes to the indirect ownership of the Portfolios’ adviser and certain of the adviser’s affiliated investment advisers, as described above.

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The Fund-of-Funds Prospectus has been updated (1) to include information regarding portfolio name, investment strategy, and fee changes for certain Portfolios; and (2) to include information related to anticipated changes to the indirect ownership of the Portfolios’ adviser and certain of the adviser’s affiliated investment advisers, as described above.

The SAI has been updated (1) to include information regarding portfolio name, investment strategy, sub-adviser, portfolio manager, fee and expense changes for certain Portfolios; (2) to include the New Portfolios, as defined above, which were previously included in a separate SAI; (3) to include information related to anticipated changes to the indirect ownership of the Portfolios’ adviser and certain of the adviser’s affiliated investment advisers, as described above; and (4) to disclose the election, effective January 1, 2019, of two new independent Trustees serving on the Board of Trustees of the Trust.

The Post-Effective Amendment also is being filed to include certain new exhibits and to make clarifying, updating and stylistic changes to the Trust’s Registration Statement.

With respect to all the Portfolios except the New Portfolios, the Prospectuses and SAI in the Post-Effective Amendment are marked to show changes from Post Effective Amendment No. 132 to the Trust’s Registration Statement, which was filed with the SEC on April 26, 2018. With respect to the New Portfolios, the Master Prospectus has been marked to show changes from Post-Effective Amendment No. 135, which is the prior filing that included the New Portfolios and was filed on July 31, 2018.

The Post-Effective Amendment is scheduled to become effective on April 9, 2019 pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act. We would appreciate receiving any comments by March 25, 2019. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain additional exhibits and information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or my colleague, Fatima Sulaiman, at (202) 778-9082.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	William MacGregor, Esq.

Kiesha T. Astwood-Smith, Esq.

Victoria Zozulya, Esq.

AXA Equitable Funds Management Group LLC

Fatima Sulaiman

K&L Gates LLP